PowerShares Active Mega Cap Fund (Prospectus Summary) | PowerShares Active Mega Cap Fund
PowerShares Active Mega Cap Fund
Investment Objective
The investment objective of the PowerShares Active Mega Cap Fund (the "Fund") is long-term growth of capital.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PowerShares Active Mega Cap Fund
Management Fees (unitary management fee)	0.75%
Other Expenses	none
Total Annual Fund Operating Expenses	0.75%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund.
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PowerShares Active Mega Cap Fund	77	240	417	930

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 89% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the
Fund's in-kind creations and redemptions.
Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in a portfolio of equity securities of mega-capitalization companies. The Fund principally purchases common stock. The Fund considers a company to be a mega-capitalization company if it has a market capitalization, at the time of purchase, equal to or greater than the market capitalization of the smallest company in the Russell Top 200®
Index (the "Benchmark Index"). As of December 31, 2011, the market capitalization of the companies included in the Benchmark Index was between
$3.58 billion and $406.27 billion. The Fund selects a universe of securities that is determined using the Benchmark Index as a guide in structuring and selecting its investments. However, the Fund will invest in securities included in the Benchmark Index as well as securities not included in the Benchmark
Index.

In seeking to outperform the Benchmark Index, Invesco Advisers, Inc. ("Invesco"
or the "Sub-Adviser") evaluates fundamental and behavioral factors to forecast individual security returns and applies proprietary and non-proprietary risk and transaction cost models to forecast individual security risk and transaction costs. Based on the individual security forecasts, the Sub-Adviser seeks to construct the optimal portfolio holdings for the Fund and to manage risk.

The Fund invests in securities that the Sub-Adviser believes have favorable prospects for above average growth while attempting to maintain a high correlation between the return of the Benchmark Index and the return of the
Fund's portfolio. The Fund attempts to overweight securities with prospects for above average growth and favorable risk profile characteristics identified in the evaluation process and underweight securities with less advantageous characteristics. The Sub-Adviser generally repeats the security and portfolio evaluation process once per month.

Invesco will consider eliminating or reducing a security position (i) if the forecasted return of a security becomes less attractive relative to industry peers, or (ii) if a particular security's risk profile changes. Invesco
PowerShares Capital Management LLC (the "Adviser") executes all trades on behalf of the Fund.

The Fund typically maintains a portion of its assets in cash, which generally will be invested in either cash instruments or unaffiliated money market funds.
The Fund will hold cash to handle its daily cash needs, which include payment of
Fund expenses and securities transactions expenses. The amount of cash that the
Fund holds may increase if the Fund takes a temporary defensive position. The
Fund may take a temporary defensive position if there are inadequate investment opportunities available due to adverse market, economic, political or other conditions. Maintaining a larger proportion of the Fund's assets in cash rather than securities could negatively impact the Fund's investment results in a period of rising market prices; conversely, it could reduce the magnitude of the
Fund's losses in the event of falling market prices and provide liquidity to make additional investments.
Principal Risks of Investing in the Fund
The following summarizes the principal risks of the Fund.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund's portfolio securities, the
Sub-Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these actions will produce the desired results.

Mega Capitalization Company Risk. Companies with large market capitalizations may go in and out of favor based on market and economic conditions. Returns on investments in securities of large capitalization U.S. companies could trail the returns on investments in securities of smaller companies.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Market Risk. Securities in which the Fund invests are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Fund's portfolio.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets and disruption in the creation/redemption process of the Fund.
Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
Fund. The Fund may not achieve its investment objective.
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the
Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Annual Total Returns-Calendar Years

Best Quarter Worst Quarter 15.10% (2nd Quarter 2009) (12.49)% (3rd Quarter 2011)
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.
Average Annual Total Returns for the Periods Ended December 31, 2011
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
PowerShares Active Mega Cap Fund	Return Before Taxes	6.82%	2.99%	Apr. 11, 2008
PowerShares Active Mega Cap Fund After Taxes on Distributions	Return After Taxes on Distributions	6.29%	2.51%	Apr. 11, 2008
PowerShares Active Mega Cap Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	4.42%	2.26%	Apr. 11, 2008
PowerShares Active Mega Cap Fund Russell Top 200 ® Index	Russell Top 200® Index (reflects no deduction for fees, expenses or taxes)	2.83%	0.33%	Apr. 11, 2008
PowerShares Active Mega Cap Fund S&P 500 ® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	0.89%	Apr. 11, 2008